Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended	4 Months Ended		7 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Liquidity and Capital Resources [Abstract]
Loss from operation	$ (57,798)	$ (7,756)	$ (7,756)	$ (65,554)	$ (65,554)
Cash balance	0	0	0	0	0
Working capital deficit	65,554	7,756	7,756	65,554	65,554
Accumulated deficit	$ (65,554)	$ (7,756)	$ (7,756)	$ (65,554)	$ (65,554)